Significant Accounting Policies - Narrative (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Commission costs				$ 12,000,000
Advertising and promotion costs			$ 8,088,451	6,516,637	$ 6,744,333
Current bank credit lines and loan facilities (Note 23)			349,640,000	0
Goodwill impairment charge			0	0	$ 0
Carrying value of inventory			$ 3,200,000	$ 2,300,000
Senior Notes
Debt Instrument [Line Items]
Current bank credit lines and loan facilities (Note 23)	$ 350,000,000.0
Debt instrument, interest rate	3.64%		3.64%
Debt instrument, term	5 years		5 years
Cash proceeds from interest rate hedge		$ 4,600,000